Subsequent Events (Details)		Aug. 21, 2025 USD ($)	Aug. 07, 2025 HKD ($)	Jul. 14, 2025 shares	Jun. 17, 2025 $ / shares shares	Jun. 12, 2025 shares	May 31, 2025 $ / shares shares	Nov. 30, 2024 $ / shares shares	Nov. 30, 2023 $ / shares
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.00001		$ 0.00001
Outstanding shares							1,500,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.00001	$ 0.00001
Outstanding shares							11,625,000	13,125,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.00001
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Twenty Twenty Five Stock Incentive Plan [Member]
Subsequent Events [Line Items]
Shares issued						2,625,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	[1]						$ 0.00001	$ 0.00001
Outstanding shares	[1]						1,500,000	0
Forecast [Member]
Subsequent Events [Line Items]
Shareholder controlling percentage		40.00%
Total consideration (in Dollars) | $		$ 1
Forecast [Member] | Shenzhen Huiyue Technology Co.,Ltd [Member]
Subsequent Events [Line Items]
Shareholder controlling percentage		60.00%
Forecast [Member] | LQ Capital [Member]
Subsequent Events [Line Items]
Consideration amount (in Dollars) | $			$ 130,000
PIPE Transaction [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of stock price (in Dollars per share) | $ / shares					$ 0.2615
Outstanding shares				28,125,000
PIPE Transaction [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued				15,000,000	15,000,000
Outstanding shares				26,625,000
PIPE Transaction [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Outstanding shares				1,500,000

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The reclassification of 1,500,000 Class A Ordinary Shares into 1,500,000 Class B Ordinary Shares was completed on April 8, 2025.